                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-02090
                                     -------------------------------------------

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                            10036
--------------------------------------------------------------------------------
     (Address of principal executive offices)                        (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
                                                     ---------------------------

Date of fiscal year end:    6/30
                            --------------------

Date of reporting period:   7/1/07-6/30/08
                            --------------------

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02090
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen Bond Fund









============================= VAN KAMPEN BOND FUND =============================


VAN KAMPEN BOND FUND

Ticker:       VBF            Security ID:  920955101
Meeting Date: AUG 1, 2007    Meeting Type: Annual
Record Date:  APR 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee R. Craig Kennedy            For       Did Not    Management
                                                          Vote
1.2   Elect Trustee Jack E. Nelson              For       Did Not    Management
                                                          Vote
1.3   Elect Trustee Hugo F. Sonnenschein        For       Did Not    Management
                                                          Vote
2     Approve Change of Fundamental Investment  For       Did Not    Management
      Policy                                              Vote

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Van Kampen Bond Fund
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By  (Signature and Title):                      /s/ Jerry Miller
                               -------------------------------------------------
                                                  Jerry Miller

                                 President and Principal Executive Officer --
                                             Office of the Funds
                               -------------------------------------------------


Date    August 28, 2008
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